FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at June 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2025
	Level 1	Level 2	Level 3
	(Unaudited)
Assets:
Money market fund	$9,131	$—	$—
Total	$9,131	$—	$—

Amounts included in:
Cash and cash equivalents	$9,131	$—	$—
Total	$9,131	$—	$—
NOTE 11. FAIR VALUE MEASUREMENTS (cont.)

	June 30, 2025
	Level 1	Level 2	Level 3
	(Unaudited)
Liabilities:
Derivative liabilities at fair value	$—	$—	$1,088
Warrants liability	—	2,166	445
Total	$—	$2,166	$1,533

	December 31, 2024
	Level 1	Level 2	Level 3
Assets:
Money market fund	$28,843	$—	$—
Total	$28,843	$—	$—

Amounts included in:
Cash and cash equivalents	$28,843	$—	$—
Total	$28,843	$—	$—

	December 31, 2024
	Level 1	Level 2	Level 3
Liabilities:
Derivative liabilities at fair value	$—	$—	$12,875
Warrants liability	—	32,140	9,010
Total	$—	$32,140	$21,885

Schedule of the Change in the Fair Value of Level 3 Liabilities
The following table provides the change in the fair value of Level 3 liabilities:

Total Level 3 Financial Liabilities
Balance as of December 31, 2024	$21,885
Change in fair value of derivative liability at fair value	(11,787)
Change in fair value of warrants liability	(8,565)
Balance as of June 30, 2025	$1,533

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The following table provides the inputs used for Level 3 fair value measurements of warrants liability:

	June 30, 2025			December 31, 2024
	(Unaudited)
Stock price	$0.60			$8.83
Strike price	$4.42	-	$5.74	$4.42	-	$5.74
Term (in years)	3.4	-	3.45	1.5	-	2.5
Volatility	120.38%	-	120.84%	97.80%	-	116.20%
Risk-free rate	3.80%	-	3.81%	4.19%	-	4.30%
Dividend yield	0.0%			0.0%

The following table provides the inputs used for Level 3 fair value measurements of derivative liability:

	June 30, 2025			December 31, 2024
	(Unaudited)
Stock price	$0.60			$8.83
Term (in years)	3.4	-	3.45	1.5	-	2.5
Volatility	120.38%	-	120.84%	95.00%	-	96.54%
Risk-free rate	3.80%	-	3.81%	4.48%	-	4.49%
Cost of Debt (Rd)	16.42%	-	16.43%	7.64%	-	7.64%
Dividend yield	0.0%			0.0%